Schedule I-Condensed Financial Information (Details 3) (USD $)	0 Months Ended	12 Months Ended															0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Jun. 14, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2013 Additional paid-in capital	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2013 Accumulated losses	Dec. 31, 2012 Accumulated losses	Dec. 31, 2011 Accumulated losses	Dec. 31, 2013 Accumulated other comprehensive income (loss)	Dec. 31, 2012 Accumulated other comprehensive income (loss)	Dec. 31, 2011 Accumulated other comprehensive income (loss)	Feb. 21, 2011 Series A Preferred Shares	Dec. 31, 2011 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares Preferred shares	Dec. 31, 2011 Series A Preferred Shares Preferred shares	Dec. 31, 2012 Series A Preferred Shares Ordinary shares	Dec. 31, 2012 Series A Preferred Shares Additional paid-in capital	Apr. 11, 2011 Series B Preferred Shares	Dec. 31, 2011 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares Preferred shares	Dec. 31, 2011 Series B Preferred Shares Preferred shares	Dec. 31, 2012 Series B Preferred Shares Ordinary shares	Dec. 31, 2012 Series B Preferred Shares Additional paid-in capital	Dec. 31, 2013 Parent company	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Dec. 31, 2013 Parent company Ordinary shares	Dec. 31, 2012 Parent company Ordinary shares	Dec. 31, 2011 Parent company Ordinary shares	Dec. 31, 2013 Parent company Additional paid-in capital	Dec. 31, 2012 Parent company Additional paid-in capital	Dec. 31, 2011 Parent company Additional paid-in capital	Dec. 31, 2013 Parent company Accumulated losses	Dec. 31, 2012 Parent company Accumulated losses	Dec. 31, 2011 Parent company Accumulated losses	Dec. 31, 2013 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2012 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2011 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2012 Parent company Series A Preferred Shares Preferred shares	Dec. 31, 2011 Parent company Series A Preferred Shares Preferred shares	Dec. 31, 2012 Parent company Series A Preferred Shares Ordinary shares	Dec. 31, 2012 Parent company Series A Preferred Shares Additional paid-in capital	Dec. 31, 2012 Parent company Series B Preferred Shares Preferred shares	Dec. 31, 2011 Parent company Series B Preferred Shares Preferred shares	Dec. 31, 2012 Parent company Series B Preferred Shares Ordinary shares	Dec. 31, 2012 Parent company Series B Preferred Shares Additional paid-in capital
Increase (Decrease) in Shareholders' Equity
Balance		$ 82,582,814	$ 18,289,202	$ (10,111,581)	$ 10,128	$ 4,624	$ 4,778	$ 258,368,448	$ 124,341,953	$ 145,805	$ (176,025,335)	$ (166,553,261)	$ (10,066,759)	$ 229,573	$ (765,033)	$ (195,405)			$ 20,113,898						$ 41,147,021				$ 82,582,814	$ 18,289,202	$ (10,111,581)	$ 10,128	$ 4,624	$ 4,778	$ 258,368,448	$ 124,341,953	$ 145,805	$ (176,025,335)	$ (166,553,261)	$ (10,066,759)	$ 229,573	$ (765,033)	$ (195,405)	$ 20,113,898				$ 41,147,021
Balance (in shares)					101,284,881	46,234,659	47,775,000												20,212,500						8,166,667							101,284,881	46,234,659	47,775,000										20,212,500				8,166,667
Net income (loss)		52,299,863	(9,472,074)	(107,271,525)							52,299,863	(9,472,074)	(107,271,525)																52,299,863	(9,472,074)	(107,271,525)							52,299,863	(9,472,074)	(107,271,525)
Repurchase of ordinary shares				(1,837,500)			(184)			(1,837,316)																					(1,837,500)			(184)			(1,837,316)
Repurchase of ordinary shares (in shares)							(1,837,500)																											(1,837,500)
Issuance of shares		91,920,000	66,022,797	1,499,994	800	2,201	30	91,919,200	66,020,596	1,499,964							20,113,898	20,113,898		20,113,898			41,147,021	41,147,021		41,147,021			91,920,000	66,022,797	1,499,994	800	2,201	30	91,919,200	66,020,596	1,499,964								20,113,898				41,147,021
Issuance of shares (in shares)					8,000,000	22,009,200	297,159										20,212,500			20,212,500			8,166,667			8,166,667						8,000,000	22,009,200	297,159											20,212,500				8,166,667
Direct offering expenses		(1,571,688)	(3,332,962)					(1,571,688)	(3,332,962)																				(1,571,688)	(3,332,962)					(1,571,688)	(3,332,962)
Conversion of Preferred Shares into ordinary shares																			(20,113,898)		2,021	20,111,877			(41,147,021)		1,268	41,145,753																(20,113,898)		2,021	20,111,877	(41,147,021)		1,268	41,145,753
Conversion of Preferred Shares into ordinary shares (in shares)																			(20,212,500)		20,212,500				(8,166,667)		12,682,206																	(20,212,500)		20,212,500		(8,166,667)		12,682,206
Proceeds from registered capital contributions by shareholders of the VIE	2,292,763		2,292,763	1,390,621					2,292,763	1,390,621																				2,292,763	1,390,621					2,292,763	1,390,621
Issuance of ordinary shares upon exercise of stock options		2,049,278	191,533		191	14		2,049,087	191,519																				2,049,278	191,533		191	14		2,049,087	191,519
Issuance of ordinary shares upon exercise of stock options (in shares)		1,905,026	146,316		1,905,026	146,316																										1,905,026	146,316
Proceeds from issuance of ordinary shares upon exercise of non-vested shares																													48			48
Proceeds from issuance of ordinary shares upon exercise of non-vested shares (in shares)																																476,065
Deemed dividend on issuance of Series A Preferred shares																																					49,214,977			(49,214,977)
Share-based compensation expenses		12,456,263	7,596,949	73,927,902				12,456,263	7,596,949	73,927,902																			12,456,263	7,596,949	73,927,902				12,456,263	7,596,949	73,927,902
Foreign currency translation		3,518,820	994,606	(569,628)										3,518,820	994,606	(569,628)													3,518,820	994,606	(569,628)										3,518,820	994,606	(569,628)
Balance		$ 243,255,398	$ 82,582,814	$ 18,289,202	$ 11,167	$ 10,128	$ 4,624	$ 363,221,310	$ 258,368,448	$ 124,341,953	$ (123,725,472)	$ (176,025,335)	$ (166,553,261)	$ 3,748,393	$ 229,573	$ (765,033)				$ 20,113,898						$ 41,147,021			$ 243,255,398	$ 82,582,814	$ 18,289,202	$ 11,167	$ 10,128	$ 4,624	$ 363,221,310	$ 258,368,448	$ 124,341,953	$ (123,725,472)	$ (176,025,335)	$ (166,553,261)	$ 3,748,393	$ 229,573	$ (765,033)		$ 20,113,898				$ 41,147,021
Balance (in shares)					111,665,972	101,284,881	46,234,659													20,212,500						8,166,667						116,665,972	101,284,881	46,234,659											20,212,500				8,166,667